Document and Entity Information	12 Months Ended
Aug. 05, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	FEDERATED EQUITY FUNDS
Central Index Key	0000745968
Amendment Flag	false
Document Creation Date	Aug 2, 2013
Document Effective Date	Aug 5, 2013
Prospectus Date	Aug 5, 2013

Federated InterContinental Fund
Federated InterContinental Fund (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to seek long-term capital appreciation.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class R6 Shares (R6).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Federated InterContinental Fund R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Federated InterContinental Fund R6
Management Fee		0.90%
Distribution (12b-1) Fee		none
Other Expenses		0.22%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.13%
Fee Waivers and/or Expense Reimbursements	[1]	0.18%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.95%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and Tax Reclaim Recovery Expenses) paid by the Fund's R6 class (after the voluntary waivers and/or reimbursements) will not exceed 0.94% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) September 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Federated InterContinental Fund R6	115	359	622	1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund invests primarily in equity securities of foreign companies. The Fund may invest in a company of any style or size (including companies with large, medium or small market capitalizations) in both developed and emerging markets. In selecting securities, the Fund's investment adviser ("Adviser") focuses first on country selection seeking to identify countries whose stock markets appear attractively valued relative to other countries, have better growth prospects, have attractive macroeconomic forces working in their favor and evidence other factors which the Adviser has identified as being correlated with market outperformance. Once a country's stock market has been selected for investment, the Adviser uses bottom up stock research and optimization models to select a group of stocks which give broad exposure to the targeted market. The models' stock selection criteria includes among other things, growth indicators, valuation indicators and corporate quality indicators. The Fund may buy or sell foreign currencies (which may be implemented through derivative contracts such as forward or future contracts) in lieu of or in addition to non-dollar denominated foreign equity securities in order to increase or decrease its exposure to foreign equity and/or currency markets. The Fund may invest in hybrid investments (such as notes linked to underlying securities, indices or commodities), or derivative contracts (such as futures, options and swaps), as well as exchange-traded funds (ETFs) to implement its investment strategy and to hedge against losses in the Fund.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by the risks of foreign investing.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holding of non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Emerging Markets Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Liquidity Risk. The securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Small-Cap Company Risk. The Fund may invest in small capitalization (or "small-cap") companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base, and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund's portfolio, performance and Share price.
  Mid-Cap Companies Risk. The Fund may invest in mid-capitalization (or "mid-cap") companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund's portfolio, performance and Share price.
  Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, credit, currency, liquidity and leverage risks.
  Counterparty Credit Risk. Includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations.
  Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.
  Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.
  Technology Risk. Proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The Fund is the successor to the Rochdale Atlas Portfolio pursuant to a reorganization that occurred on August 24, 2007. Information provided for periods prior to August 24, 2007, is historical information for the Rochdale Atlas Portfolio, which was managed by Rochdale Investment Management and had the same investment objective and similar strategies as the Fund.

The bar chart and performance table below reflect historical performance data for the Fund. The Fund's Class R6 Shares ("R6 class") will commence operations on or about August 8, 2013. The Fund currently offers five other classes of shares: Class A Shares ("A class"), Class B Shares, Class C Shares, Institutional Shares and Class R Shares.

For the periods prior to commencement of operations of the Fund's R6 class, the R6 class performance information shown below is for the Fund's A class adjusted to reflect the expenses of the Fund's R6 class for each year for which the expenses of the Fund's R6 class would have exceeded the actual expenses paid by the Fund's A class. The performance shown in the table below also has been adjusted to reflect the differences in sales loads and charges imposed on the purchase and redemption of the Fund's A class and R6 class.

The bar chart and performance table below are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's R6 class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated InterContinental Fund - R6 Class

The Fund's R6 class total return for the six-month period from January 1, 2013 to June 30, 2013 was (3.07)%.

Within the periods shown in the bar chart, the Fund's R6 class highest quarterly return was 23.32% (quarter ended 6/30/2009). Its lowest quarterly return was (24.54)% (quarter ended 9/30/2011).
Average Annual Total Return Table
The Fund's R6 class will commence operations on or about August 8, 2013. For the periods prior to the commencement of operations of the Fund's R6 class, the performance information shown below is for the Fund's A class adjusted, as described above.

(For the Period Ended December 31, 2012)
Average Annual Total Returns Federated InterContinental Fund		1 Year	5 Years	10 Years
R6		21.18%	(3.50%)	10.68%
Morgan Stanley Capital International All Country World Index ex USA (reflects no deduction for fees, expenses or taxes)	[1]	16.13%	(1.16%)	8.11%
[1]	The Morgan Stanley Capital International All Country World Index ex USA is an unmanaged index representing 44 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Aug 5, 2013
Federated InterContinental Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated InterContinental Fund (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class R6 Shares (R6).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2014
Fee Waiver Or Reimbursement Over Assets Later Of Termination Or Next Effective Prospectus.	fef_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) September 1, 2014; or (b) the date of the Fund's next effective Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of foreign companies. The Fund may invest in a company of any style or size (including companies with large, medium or small market capitalizations) in both developed and emerging markets. In selecting securities, the Fund's investment adviser ("Adviser") focuses first on country selection seeking to identify countries whose stock markets appear attractively valued relative to other countries, have better growth prospects, have attractive macroeconomic forces working in their favor and evidence other factors which the Adviser has identified as being correlated with market outperformance. Once a country's stock market has been selected for investment, the Adviser uses bottom up stock research and optimization models to select a group of stocks which give broad exposure to the targeted market. The models' stock selection criteria includes among other things, growth indicators, valuation indicators and corporate quality indicators. The Fund may buy or sell foreign currencies (which may be implemented through derivative contracts such as forward or future contracts) in lieu of or in addition to non-dollar denominated foreign equity securities in order to increase or decrease its exposure to foreign equity and/or currency markets. The Fund may invest in hybrid investments (such as notes linked to underlying securities, indices or commodities), or derivative contracts (such as futures, options and swaps), as well as exchange-traded funds (ETFs) to implement its investment strategy and to hedge against losses in the Fund.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by the risks of foreign investing.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holding of non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Emerging Markets Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Liquidity Risk. The securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Small-Cap Company Risk. The Fund may invest in small capitalization (or "small-cap") companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base, and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund's portfolio, performance and Share price.
  Mid-Cap Companies Risk. The Fund may invest in mid-capitalization (or "mid-cap") companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund's portfolio, performance and Share price.
  Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, credit, currency, liquidity and leverage risks.
  Counterparty Credit Risk. Includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations.
  Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.
  Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.
  Technology Risk. Proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
		The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the Rochdale Atlas Portfolio pursuant to a reorganization that occurred on August 24, 2007. Information provided for periods prior to August 24, 2007, is historical information for the Rochdale Atlas Portfolio, which was managed by Rochdale Investment Management and had the same investment objective and similar strategies as the Fund.

The bar chart and performance table below reflect historical performance data for the Fund. The Fund's Class R6 Shares ("R6 class") will commence operations on or about August 8, 2013. The Fund currently offers five other classes of shares: Class A Shares ("A class"), Class B Shares, Class C Shares, Institutional Shares and Class R Shares.

For the periods prior to commencement of operations of the Fund's R6 class, the R6 class performance information shown below is for the Fund's A class adjusted to reflect the expenses of the Fund's R6 class for each year for which the expenses of the Fund's R6 class would have exceeded the actual expenses paid by the Fund's A class. The performance shown in the table below also has been adjusted to reflect the differences in sales loads and charges imposed on the purchase and redemption of the Fund's A class and R6 class.

		The bar chart and performance table below are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's R6 class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's R6 class total returns on a calendar year-by-year basis.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's Class R6 Shares ("R6 class") will commence operations on or about August 8, 2013.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated InterContinental Fund - R6 Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's R6 class total return for the six-month period from January 1, 2013 to June 30, 2013 was (3.07)%.

		Within the periods shown in the bar chart, the Fund's R6 class highest quarterly return was 23.32% (quarter ended 6/30/2009). Its lowest quarterly return was (24.54)% (quarter ended 9/30/2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund's R6 class will commence operations on or about August 8, 2013. For the periods prior to the commencement of operations of the Fund's R6 class, the performance information shown below is for the Fund's A class adjusted, as described above.

		(For the Period Ended December 31, 2012)
Federated InterContinental Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
2003	rr_AnnualReturn2003	37.68%
2004	rr_AnnualReturn2004	22.96%
2005	rr_AnnualReturn2005	21.07%
2006	rr_AnnualReturn2006	33.26%
2007	rr_AnnualReturn2007	20.66%
2008	rr_AnnualReturn2008	(47.55%)
2009	rr_AnnualReturn2009	34.67%
2010	rr_AnnualReturn2010	16.64%
2011	rr_AnnualReturn2011	(16.16%)
2012	rr_AnnualReturn2012	21.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's R6 class total return for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jan 1, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.54%)
1 Year	rr_AverageAnnualReturnYear01	21.18%
5 Years	rr_AverageAnnualReturnYear05	(3.50%)
10 Years	rr_AverageAnnualReturnYear10	10.68%
Federated InterContinental Fund | Morgan Stanley Capital International All Country World Index ex USA (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.16%)	[2]
10 Years	rr_AverageAnnualReturnYear10	8.11%	[2]

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and Tax Reclaim Recovery Expenses) paid by the Fund's R6 class (after the voluntary waivers and/or reimbursements) will not exceed 0.94% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) September 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
[2]	The Morgan Stanley Capital International All Country World Index ex USA is an unmanaged index representing 44 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Aug 5, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 2, 2013